Commitments and Contingencies (Details 5) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012 ClassActions
Commercial Litigation - Cogent Inc. - Delaware Court of Chancery
Loss contingencies
Number of Cogent, Inc. shares held by subsidiary shareholders that have asserted appraisal rights	5,800,000
Number of lawsuits filed	3
Commercial Litigation - Ceradyne Inc.
Loss contingencies
Number of purported class actions filed	4
Number of Ceradyne shareholders who filed petition for appraisal rights under Delaware law	1
Commercial Litigation - Ceradyne Inc. California Superior Court
Loss contingencies
Number of purported class actions filed	2
Commercial Litigation - Ceradyne Inc. Delaware Chancery Court
Loss contingencies
Number of purported class actions filed	2
Commercial Litigation - Avery Dennison
Loss contingencies
Number of Avery patents for which 3M seeks a declaratory judgment	2
Total number of disputed terms ruled in favor of the company	16
Total number of disputed terms	19
Number of cases Avery has filed motion to join	3
Number of patents where reexamination was denied	1
Number of patents where all claims were rejected	2
Number of patents Avery has sought reexamination of in suit	5
Commercial Litigation - Meda AB
Loss contingencies
The estimated minimum amount the lawsuit seeks to recover	300
Number of new claims filed	3
Commercial Litigation - TransWeb Corporation
Loss contingencies
Number of counts jury did not rule in favor of Transweb	1